Redeemable Preferred Stock andStockholders Deficit (Details Narrative) - USD ($)			1 Months Ended				3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 11, 2019	Apr. 09, 2019	Feb. 25, 2020	Dec. 09, 2019	Sep. 17, 2019	Sep. 19, 2018	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 10, 2020
Preferred stock shares authorized							10,000,000				10,000,000			10,000,000	10,000,000
Deemed distribution											$ 55,000			$ 55,000
Common Stock issued upon exercise of warrants											62,579,483
Preferred stock, par value							$ 0.001				$ 0.001			$ 0.001	$ 0.001
Additional accertion expenses														$ 64,000
Total discount to series A preferred stock												$ 161,000		161,000
Accured dividend														8,000
Combined estimated fair value conversion features												207,000		207,000
Deemed dividend											$ (314,437)	0		38,000
Changes in derivative liability											1,347,701	(177,877)		(572,954)	$ (57,041)
Common Stock, shares issued											819,264,782
Debt conversion, converted instrument, amount						$ 5,000	$ 67,072								91,250
Gain/Loss on extinguishment of debt							(195,908)		$ 0		(273,518)	0		(23,324)
Stock based compensation expense							0		$ 0		277,543	0
Direct legal cots				$ 7,165
Common stock shares issued for cash, shares								$ 151,250		$ 60,000				135,000	1,294,594
Proceeds from issuance of stock											$ 151,250	60,000		135,000	1,294,593
Stock Issued During Period, Value, Issued for Services															$ 77,403
Conversion of preferred stock series A, amount							129,087	94,364
December 31, 2021 [Member]
Expected additional accertion expenses														$ 58,000
Rights and Privileges of the Series A Preferred Stock [Member]
Voting right											Stock holders have no voting rights
Dividend, percentage											0.08%
Stock conversion, description											At any time after 6 months following the Issuance Date
Series B Super Voting Preferred Stock [Member]
Preferred stock shares authorized																1,000,000
Voting right											Stock has voting rights equal to 500 shares of common stock
Stock based compensation expense								$ 277,543
Repurchase share price																$ 0.001
Series A Preferred Stock [Member]
Preferred stock shares authorized														1,250,000	1,250,000
Gain/Loss on extinguishment of debt														$ 23,000
Common Stock, shares issued														2,977,226
Dividend, percentage					8.00%
Preferred stock, shares issued	58,300	86,000			58,300									0
Proceeds from issuance of shares	$ 50,000				$ 50,000
Direct legal cots	3,000				$ 3,000
Liquidation on redemption, percentage					22.00%
Description of redemption					Company has the right to redeem the shares from the issuance date through 270 days following the issuance date using the table noted in the Certificate of Designations, Preferences, Rights and Limitations of Series A Convertible Preferred Stock agreement. After 270 days, except for the Mandatory Redemption, the Company does not have the right to redeem the shares
Description of conversion					Conversion Price is defined as 75% of the Market Price. The Market Price is defined as the average of the 3 lowest Trading Prices for the Common Stock during the 15 day Trading Period ending on the last complete Trading Day prior to the Conversion Date.
Default adjustment, percentage					200.00%
Conversion of preferred stock														42,000
Debt conversion, converted instrument, shares issued											9,000,000
Common Stock Shares [Member]
Direct legal cots	3,000
Debt conversion, converted instrument, shares issued														300,000	4,379,210
Common stock shares issued upon conversion of preferred stock and accrued dividend														2,977,226
Common stock shares issued for cash, shares											$ 26,750,000	1,500,000
Proceeds from issuance of stock	75,000										$ 151,250	$ 60,000		$ 135,000	$ 1,294,594
Stock Issued During Period, Value, Issued for Services														$ 6,000	$ 77,403
Common stock, shares issued														4,000,000	21,597,222
Common stock, shares issued for service rendered														150,000	1,524,021
Shares issued in connection with convertible debenture														100,000
Issuance of convertible debenture														$ 5,000
Conversion of convertible debenture, amount														7,165	$ 218,812
Conversion of preferred stock series A, amount														$ 80,122
CEO and VP [Member]
Common Stock, shares issued											26,828,800
Debt conversion, converted instrument, shares issued											26,828,800
Holder [Member] | Series A Convertible Preferred Stock [Member]
Deemed dividend											$ 116,672
Changes in derivative liability											$ 191,927
Conversion of preferred stock											148,200	42,000
Common stock shares issued upon conversion of preferred stock and accrued dividend											199,206,989	2,977,226
Reduction of debt discount											$ 177,313
Investor [Member] | Series A Preferred Stock Purchase Agreements [Member]
Direct legal cots	3,000	$ 3,000			$ 3,000								$ 3,000
Common stock shares issued for cash, shares	58,300	86,000	$ 47,300		58,300		100,100						47,300
Proceeds from issuance of stock	$ 50,000	$ 75,000	$ 43,000		$ 50,000		$ 91,000						$ 40,000